Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, shares par value	$ 0.0001	$ 0.0001
Common stock, shares par value	$ 0.0001	$ 0.0001